EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Issued (Repurchased)
Number of Common Shares Held by the Company	183,590,069	157,179,232	122,774,707
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	2,259,825,132	2,285,186,188
Issued (Repurchased)
Share issuance	2,646,634	5,027,036
Repurchases (in shares)	(25,321,660)	(40,015,467)
Long-term share ownership plans (in shares)	7,385,246	9,557,620
Dividend reinvestment plan and others (in shares)	168,284	69,755
Ending balance (in shares)	2,244,703,636	2,259,825,132